UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00018

                             Ameritor Security Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        Ameritor Financial Corporation
               4400 MacArthur Blvd, Suite 301, Washington, DC 20007
--------------------------------------------------------------------------------
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 202-625-6000

Date of fiscal year end: 6/30/2007

Date of reporting period: 12/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                    AMERITOR


                                    SECURITY
                                     TRUST

                               SEMI-ANNUAL REPORT

                               December 31, 2007



                        An Ameritor NO-LOAD Mutual Fund




                           [LOGO] Ameritor
                                    Financial
                                      Corporation
                                        Investment Advisor

Dear Shareholder:

      As of the 6 month period ended December 31, 2007, the Fund had 2,576,608 shares outstanding and each share had an unaudited Net Asset Value ("NAV") of $.33. This NAV compares with a NAV of $.37 at June 30, 2007, and an unaudited NAV of $.36 per share at December 31, 2006.

      During the period ended December 31, 2007, Ameritor Financial Corporation, the Fund's Advisor, was responsible for management of the Fund's portfolio. And portfolio manager Ms. Kinney continues her program of purchasing quality securities she believes are undervalued and have the potential for capital appreciation. As the market becomes more volatile, she plans to continue this program, holding the quality securities in the portfolio and, at the same time, maintaining a position in cash in order to take advantage of buying opportunities during market corrections.

      Were it not for the Fund's expense ratio the Fund would have had a relatively good half year in that its portfolio of securities had an unrealized gain of $50,856 or 5.9% (without taking into account Fund expenses). However, taking into account those expenses, which we must, the Fund was down 10.8%. This compares to a decrease of 1.8% for the Russell 2000 Index and a decrease of 2.3% for the S&P 500 Index. We are very pleased that we have been able to reduce the Fund's expense ratio by nearly half from a little more than 16% to 9.5%. We continue to cut costs at all available junctures and hope to be able to continue this trend.

      Our portfolio strengths and gains are attributable to our exposure in aerospace, oils, finance, machinery and semiconductors, all of which were up. We had neutral performance in the medical sector. And, our portfolio weakness resulted from our positions in building products, retail, banking, e-commerce, metals and manufacturing, all of which were down. We look forward to refining the portfolio during the last half of the fiscal year.

      We are generally pleased with the Fund's portfolio performance for the period and hope to keep trimming the expense ratio. Over the past few weeks the market has undergone a sharp and emotional pullback that was the result primarily of the continuing sub-prime mortgage concerns and tax related election returns. While the pullback has been broad based we believe that it nonetheless presents buying opportunities and we intend to be very proactive during this period in looking for and reacting to such opportunities.

      We believe that the economy retains a solid foundation even though it faces many challenges in the months to come. The end of 2007 brought mixed economic indicators but we think that economic growth will continue in 2008. However, most market forecasts suggest a slower pace in the first half of 2008. We believe in continued economic growth so long as Congress is able to enact a short-term economic growth package and successfully address the challenges in the housing and credit markets, rising health care costs, infrastructure financing and the need to diversify our energy portfolios

      As you no doubt are aware, Congress and the regulatory agencies, primarily as the result of the Sarbanes/Oxley Act, have put extra expense burdens on all mutual funds. These expenses are unimportant to larger institutions from a percentage standpoint, but we smaller funds are subject to the same oversight rules while operating with a much smaller asset base. These expenses impact heavily on the Fund's performance. We are making every effort to reduce our expenses and we will continue to do so in all respects. We also continue to explore avenues which may be available to increase the Fund's assets which in turn would operate to reduce the overall expense ratio and increase the Fund's performance.

      The performance data quoted represents past performance and investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Please remember that past performance does not guarantee future results and current performance may be higher or lower than the performance data quoted.

      Our thanks to our Board and many shareholders for their support during our many years of operation.

                                        Very truly yours,


                                        /s/ Jerome Kinney
                                        -----------------
                                        Jerome Kinney

AMERITOR SECURITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of Net Assets)
December 31, 2007
--------------------------------------------------------------------------------

            Sector Breakdown
            --------------------------------------------------------
            AEROSPACE                                          2.66%
            AIRLINES                                           0.34%
            APPAREL                                            2.40%
            BANKS                                              5.69%
            BUILDING PRODUCTS                                  2.35%
            CABLE TV                                           0.85%
            CELLULAR TELCOM                                    0.85%
            COMPUTERS                                         10.01%
            E-COMMERCE                                         3.26%
            FINANCE                                            1.41%
            FOOD                                               2.04%
            HOTELS                                             1.19%
            MACHINERY                                          2.23%
            MANUFACTURING                                      7.48%
            MEDICAL                                           10.36%
            METALS                                             5.35%
            MINERALS                                           3.05%
            NEWSPAPERS                                         0.41%
            OFFICE AUTOMATION                                  1.86%
            OFFICE SUPPLIES                                    1.07%
            OIL                                               14.77%
            OIL & GAS                                          1.86%
            PUBLISHING                                         1.02%
            RECREATIONAL VEHICLES                              2.49%
            REHAB CENTERS                                      1.89%
            RETAIL                                             2.76%
            SAVINGS & LOAN                                     0.71%
            SEMICONDUCTORS                                     2.78%
            CASH EQUIVALENTS                                   4.88%
            --------------------------------------------------------
            Total Investments                                 98.02%
            Liabilities in excess of other assets              1.98%
            --------------------------------------------------------
            Total Net Assets                                 100.00%

                          AMERITOR SECURITY TRUST FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          December 31, 2007 (Unaudited)

    Number                                                              Market
  of Shares     Description                                             Value
-------------   -----------                                           ----------

                COMMON STOCKS:                              93.14%

                AEROSPACE                                    2.66%
       300      United Technologies, Corp.                               22,962
                                                                      ---------

                AIRLINES                                     0.34%
       500      Jetblue Airways, Corp. *                                  2,950
                                                                      ---------

                APPAREL                                      2.40%
       300      Crocs, Inc. *                                            11,043
       500      Carters, Inc. *                                           9,675
                                                                      ---------
                                                                         20,718

                BANKS                                        5.69%
       252      HSBC Holdings PLC - ADR                                  21,095
       200      Wachovia, Corp.                                           7,606
       350      Bank of America, Corp.                                   14,441
       200      Citigroup, Inc.                                           5,888
                                                                      ---------
                                                                         49,030

                BUILDING PRODUCTS                            2.35%
       500      Home Depot, Inc.                                         13,470
       300      Lowes Companies, Inc.                                     6,786
                                                                      ---------
                                                                         20,256

                CABLE TV                                     0.85%
       400      Comcast, Corp. *                                          7,304
                                                                      ---------

                CELLULAR TELCOM                              0.85%
     1,000      Alcatel Lucent, ADR *                                     7,320
                                                                      ---------

                COMPUTERS                                   10.01%
       200      Apple, Inc. *                                            39,616
       800      Dell, Inc. *                                             19,608
       200      International Business Machines, Corp.                   21,620
       200      Cisco Systems, Inc. *                                     5,414
                                                                      ---------
                                                                         86,258

                E-COMMERCE                                   3.26%
       300      Shanda Interactive Entertainemnt, LTD. *                 10,002
       300      Ebay ,Inc. *                                              9,957
       300      Nutrisystem, Inc. *                                       8,094
                                                                      ---------
                                                                         28,053

                FINANCE                                      1.41%
       500      Western Union, Co. *                                     12,140
                                                                      ---------

                FOOD                                         2.04%
       300      Wrigley/William/Jr, Co.                                  17,565
                                                                      ---------

                HOTELS                                       1.19%
       300      Marriott International, Inc.                             10,254
                                                                      ---------

                MACHINERY                                    2.23%
       200      Flowserve, Corp.                                         19,240
                                                                      ---------

                MANUFACTURING                                7.48%
       550      Ingersoll Rand, Co. Ltd. CL-A                            25,558
       550      General Electric, Co.                                    20,388
       300      Honeywell International, Inc.                            18,471
                                                                      ---------
                                                                         64,417

                MEDICAL                                     10.36%
       300      Wellpoint, Inc. *                                        26,319
       300      Johnson & Johnson                                        20,010
       300      Novartis AG - ADR                                        16,293
       300      Medtronic, Inc.                                          15,081
       250      Amgen, Inc. *                                            11,610
                                                                      ---------
                                                                         89,313

    Number                                                              Market
  of Shares     Description                                             Value
-------------   -----------                                           ----------

                METALS                                       5.35%
       700      Alcoa, Inc.                                              25,585
       200      Freeport McMoran Copper                                  20,488
                                                                      ---------
                                                                         46,073

                MINERALS                                     3.05%
     2,000      Northern Dynasty Minerals *                              26,260
                                                                      ---------

                NEWSPAPERS                                   0.41%
       200      The New York Times,  Co. CL-A                             3,506
                                                                      ---------

                OFFICE AUTOMATION                            1.86%
       350      Cannon, Inc. - ADR                                       16,040
                                                                      ---------

                OFFICE SUPPLIES                              1.07%
       400      Staples, Inc.                                             9,228
                                                                      ---------

                OIL                                         14.77%
       300      Schlumberger, Ltd.                                       29,511
       350      Canadian Natural Resources                               25,599
       400      Occidental Petroleum, Corp.                              30,796
       700      CNX Gas, Corp. *                                         22,365
       500      Halliburton, Co.                                         18,955
                                                                      ---------
                                                                        127,226

                OIL & GAS                                    1.86%
       300      Nabors Industries, Ltd. *                                 8,217
       200      Chesapeake Energy, Corp.                                  7,840
                                                                      ---------
                                                                         16,057

                PUBLISHING                                   1.02%
       200      Mcgraw Hill Cos, Inc.                                     8,762
                                                                      ---------

                RECREATIONAL VEHICLES                        2.49%
       450      Polaris Industries, Inc.                                 21,497
                                                                      ---------

                REHAB CENTERS                                1.89%
       500      Psychiatric Solutions, Inc. *                            16,250
                                                                      ---------

                RETAIL                                       2.76%
       250      Walgreen, Co.                                             9,520
       300      Walmart Stores, Inc.                                     14,259
                                                                      ---------
                                                                         23,779

                SAVINGS & LOAN                               0.71%
       450      Washington Mutual, Inc.                                   6,125
                                                                      ---------

                SEMICONDUCTORS                               2.78%
       900      Intel, Corp.                                             23,994
                                                                      ---------

                Total Common Stock (Cost $751,721)                      802,577
                                                                      ---------

     Par        SHORT TERM INVESTMENTS                       4.88%
-------------
    42,034      Evergreen Institutional
                  Money Market Fund (Cost $42,034)                       42,034
                                                                      ---------

                TOTAL INVESTMENTS:
                (Cost: $793,755)**                          98.02%      844,611
                Assets in excess of other liabilities        1.98%       17,087
                                                        ---------     ---------
                NET ASSETS                                 100.00%    $ 861,698
                                                        =========     =========

*     Non-income producing

** Cost for Federal income tax purposes is $793,755 and net unrealized appreciation consists of:

                Gross unrealized appreciation           $ 130,113
                Gross unrealized depreciation             (79,257)
                                                        ---------
                Net unrealized appreciation             $  50,856
                                                        =========

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

ASSETS
   Investments at value (identified cost of $793,755) (Notes 1 & 4)      $    844,611
   Receivables:
         Interest                                                                 249
         Dividends                                                                701
   Prepaid Expenses                                                            16,816
                                                                         ------------
         TOTAL ASSETS                                                         862,377
                                                                         ------------


ACCRUED LIABILITIES
   Accrued advisory fees                                                          679
                                                                         ------------
         TOTAL LIABILITIES                                                        679
                                                                         ------------

NET ASSETS                                                               $    861,698
                                                                         ============

   NET ASSET VALUE, OFFERING AND REDEMPTION
      PRICE PER SHARE ($861,698/2,576,608 shares outstanding)            $       0.33
                                                                         ============

   At December 31, 2007, there was an unlimited amount of no par value shares of beneficial interest and the components of net assets are
   (Note 1):
   Paid in capital                                                       $  3,458,158
   Accumulated realized losses on investments                              (2,647,316)
   Net unrealized appreciation of investments                                  50,856
                                                                         ------------
   Net Assets                                                            $    861,698
                                                                         ============

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2007  (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                                  $    5,755
Interest                                                                        2,264
                                                                           ----------
                                                                                8,019
                                                                           ----------

EXPENSES
      Administrative services (Note 2)                      $   18,036
      Legal and audit fees                                       7,322
      Transfer agent fees (Note 2)                               6,101
      Accounting fees                                            6,228
      Investment advisory fees (Note 2)                          3,659
      Custody fees                                               1,854
      Directors                                                    987
      Miscellaneous                                                340
                                                            ----------
        Total expenses                                                         44,527
                                                                           ----------


      Net Investment Loss                                                     (36,508)
                                                                           ----------


NET REALIZED AND UNREALIZED GAINS/LOSSES ON
   INVESTMENTS:
   Net realized gain on investments                                             3,507
   Net decrease in unrealized appreciation on investments                     (57,196)
                                                                           ----------
   Net loss on investments                                                    (53,689)
                                                                           ----------
   Net decrease in net assets resulting from operations                    $  (90,197)
                                                                           ----------


See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    Six Months ended
                                                                    December 31, 2007       Year ended
                                                                        (Unaudited)        June 30, 2007
                                                                    -----------------    -----------------
OPERATIONS
   Net investment loss                                              $         (36,508)   $        (126,221)
   Net realized gain(loss) on investments                                       3,507              (33,812)
   Change in unrealized appreciation(depreciation) of investments             (57,196)              41,314
                                                                    -----------------    -----------------
   Net decrease in net assets resulting from operations                       (90,197)            (118,719)


CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Net decrease in net assets resulting from capital share
      transactions                                                             (8,802)             (45,658)
                                                                    -----------------    -----------------
   Net decrease in net assets                                                 (98,999)            (164,377)
   Net assets at beginning of year                                            960,697            1,125,074
                                                                    -----------------    -----------------

NET ASSETS at the end of the year                                   $         861,698    $         960,697
                                                                    =================    =================

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR
--------------------------------------------------------------------------------

                                      Six Months ended
                                      December 31 2007   Year ended    Year ended       Year ended     Year ended       Year ended
                                         (Unaudited)    June 30 2007  June 30 2006     June 30 2005    June 30 2004     June 30 2003
                                         ---------       ---------      ---------       ---------       ---------        ---------
Per Share Operating Performance
Net asset value, beginning of year       $    0.37       $    0.41      $    0.37       $    0.45       $    0.45        $    0.49
                                         ---------       ---------      ---------       ---------       ---------        ---------
Income from investment operations-
   Net investment (loss)                     (0.04)          (0.05)         (0.05)          (0.05)          (0.05)           (0.06)
   Net realized and unrealized gain
    (loss) on investments                       --            0.01           0.09           (0.03)           0.05             0.02
                                         ---------       ---------      ---------       ---------       ---------        ---------
Total from investment operations             (0.04)          (0.04)          0.04           (0.08)             --            (0.04)
                                         ---------       ---------      ---------       ---------       ---------        ---------


Net asset value, end of year             $    0.33       $    0.37      $    0.41       $    0.37       $    0.45        $    0.45
                                         =========       =========      =========       =========       =========        =========

Total Return                                (10.81%)         (9.76%)        10.81%         (17.78%)          0.00%           (8.16%)
                                         =========       =========      =========       =========       =========        =========

Ratios/Supplemental Data
   Net assets, end of year (000's)       $     862       $     961      $   1,125       $   1,071       $   1,318        $   1,340
Ratio to average net assets
    Expense ratio - net                       9.50%*         16.36%         12.84%          12.85%          12.56%           14.78%
    Net (loss)                               (7.79%)*       (12.85%)       (11.51%)        (11.70%)        (11.81%)         (14.14%)
Portfolio turnover rate                         13%            140%           286%            606%            182%             214%

*     Annualized

See Notes to Financial Statements

AMERITOR SECURITY TRUST FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Ameritor Security Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

      A. Security Valuation - Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sale price. Exchange traded securities for which there have been no reported sales on the valuation date and securities listed on the NASDAQ are valued using the NASDAQ Official Closing Price. Securities or other assets for which market quotations are not readily available or may be unreliable are value at their fair value determined in good faith under procedures established and monitored by the Funds board of directors. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Debt obligations with maturities of 0 days or less are valued at amortized cost.

      B. Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

            On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires an evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax year ended June 30, 2003-2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

            The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2007 the Fund had accumulated capital loss carryforwards for tax purposes of $2,650,823. Of this amount, $1,716,365 expires June 30, 2009,
            $843,827 expires June 30, 2010, $56,819 expires June 30, 2012 and
            $33,812 expires June 30, 2015.

      C. New Accounting Pronouncement - In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


      D. Distributions to Shareholders - No distributions were paid in Fiscal years 2006 or 2007. At June 30, 2007, the components of distributable earnings (accumulated loss) on a tax basis of the Fund were as follows:

AMERITOR SECURITY TRUST FUND

December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

      Capital loss carryforward                                     $(2,650,823)
      Unrealized appreciation                                           108,052
                                                                    -----------
                                                                    $(2,542,771)
                                                                     ===========

      E. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined by using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      F. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

      G. Reclassification of Capital Accounts - Accounting Principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2007 the Fund decreased paid in capital by $126,221 and increased accumulated net investment income by $126,221

(2)   INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      The investment advisory agreement with Ameritor Financial Corporation ("AFC"), an affiliate, provides for a fee based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at an annual rate of $20.00 per account.

      The administrative agreement with AFC provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund. As compensation for these services, AFC receives a fee at the annual rate of 0.20% of the Fund's average daily net assets. The contract also provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $5,000 per month.

      Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

(3)   TRUST SHARES

      The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

AMERITOR SECURITY TRUST FUND

December 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                          Six Months Ended                      Year Ended
                                          December 31, 2007                    June 30,2007
                                    -----------------------------       -----------------------------
                                       Shares           Amount             Shares           Amount
                                    -----------       -----------       -----------       -----------
      Shares redeemed                   (24,874)      $    (8,802)         (124,121)      $   (45,658)
                                    -----------       -----------       -----------       -----------
      Net decrease                      (24,874)      $    (8,802)         (124,121)      $   (45,658)
                                    ===========       ===========       ===========       ===========

      Shares outstanding
             Beginning of year        2,601,482                           2,725,603
                                    -----------                         -----------
             End of year              2,576,608                           2,601,482
                                    ===========                         ===========

(4)   PURCHASE AND SALE OF SECURITIES

      During the Six months ended December 31, 2007, purchases and proceeds from sales of investment securities were $90,709 and $110,969, respectively. Cost of securities for income tax purposes was $793,755 at December 31, 2007. Net unrealized appreciation of investments aggregated $50,856, which relates to gross unrealized appreciation of $130,113 and gross unrealized depreciation of $79,257.

                            Supplemental Information

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-424-8570 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the year ended June 30, 2006 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-424-8570 or on the SEC's website at www.sec.gov. . The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

AMERITOR SECURITY TRUST FUND

EXPENSE EXAMPLES (UNAUDITED)

December 31, 2007
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, Security Trust and (2) ongoing costs, including management fees and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 30, 2007 to December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning            Ending          Expenses Paid
                                              Account Value      Account Value       During Period
                                                 1/1/07             12/31/07     6/30/07 - 12/31/07*
                                              ------------         ----------         ----------
Actual                                        $   1,000.00         $   891.89         $    45.00
Hypothetical (5% return before expenses)      $   1,000.00         $   945.95         $   920.05

* Expenses are equal to the Fund's annual expense ratio of 9.50% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(5)   TRUSTEES AND OFFICERS (UNAUDITED)

      The following table sets forth certain information concerning the Trustees and officers of the Fund.

-------------------------- -------------- ------------- -------------------- ---------------- ------------------
           (1)                  (2)           (3)               (4)                (5)               (6)
-------------------------- -------------- ------------- -------------------- ---------------- ------------------
Name                        Position(s)     Term of          Principal          Number of           Other
Address and                  Held with     Office and      Occupation(s)      Portfolios in     Directorships
Age                            Fund        Length of        During Past       Fund Complex         Held by
                                          Time Served         5 Years          Overseen by         Trustee
                                                                                 Trustee

-------------------------- -------------- ------------- -------------------- ---------------- ------------------

Non-Interested Trustee
-------------------------- -------------- ------------- -------------------- ---------------- ------------------

Richard P. Ellison         Non-Interested   7 Years        President and            1              Potomac
1410 Coventry Lane            Trustee        Served       Chief Executive                           Group
Alexandria, VA 22304                        Term is         Officer of                             Homes;
Age 77                                      For Life         Intervest                              Boat
                                                          Financial Corp.                          America

-------------------------- -------------- ------------- -------------------- ---------------- ------------------

James I. Schwartz              Non-          6 Year      Retired President          1               None
14801Pennfield Circle       Interested       Served        Capital City
#307                          Trustee       Term is       Savings & Loan
Silver Spring, MD                           For Life            And
20906                                                     Schwartz & Co.
Age 81

-------------------------- -------------- ------------- -------------------- ---------------- ------------------

Interested Trustee And Officers
-------------------------- -------------- ------------- -------------------- ---------------- ------------------

Carole S. Kinney             Trustee,       9 Years       Chairman of the           1               None
8020 Thornley Court         Secretary,       served          Board of
Bethesda, MD 20817              and         Term is          Ameritor
Age 62                       Chairman       For life         Financial
                              of the                        Corporation
                               Fund                         Since 1998

-------------------------- -------------- ------------- -------------------- ---------------- ------------------

Jerome Kinney                President      9 Years         Founder and             1               None
8020 Thornley Court                          served         President,
Bethesda, MD 20817                           Term=1      Jerome F. Kinney
Age 78                                        year            Company
                                                            (builder);
                                                           President and
                                                               CEO,
                                                             Ameritor
                                                             Financial
                                                            Corporation

-------------------------- -------------- ------------- -------------------- ---------------- ------------------

AMERITOR SECURITY TRUST
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521
1-800-424-8570
202-625-6000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
4400 MacArthur Blvd, #301
Washington, D.C. 20007-2521

Custodian
USBank
Two Liberty Place, Suite 2000
Philadelphia, PA 19102

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Ste. 2400
Philadelphia, PA 19103

For more information about
Ameritor Security Trust,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-625-6000 Washington, D.C. area

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

AMERITOR FUNDS

Disclosure Controls and Procedures

Adopted Pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 and Rule 30a-3 Under the Investment Company Act of 1940

I.    Introduction

      Ameritor Security Trust and Ameritor Investment Fund (the "Funds"), hereby establish these disclosure controls and procedures ("Disclosure Procedures") pursuant to Rules 13a-15 and 15d-15 under the Securities Exchange Act of 1934 ("Exchange Act") and Rule 30a-3 under the Investment Company Act of 1940 (the "1940 Act"). The Disclosure Procedures are designed to ensure that all information that the Funds are required to disclose in their shareholder reports (the "Reports") filed with the Securities and Exchange Commission ("SEC") pursuant to Section 13(a) or Section 15(d) of the Exchange Act is recorded, processed, summarized and reported within the time period specified in applicable SEC rules and forms. The Disclosure Procedures also support the certifications that the Funds' principal officers must sign and submit with each Report filed with the SEC, and the required disclosures in the Reports about the Funds' internal controls.

      The overriding goals of these Disclosure Procedures are:

o To promote the timely accumulation and communication of information the Funds are required to disclose in their Reports; and

o     To promote reliable and accurate disclosure in the Reports.

II.   Roles and Expectations of Fund Service Providers

      The Funds rely on their service providers to perform substantially all tasks related to the Funds' ongoing business operations, including preparing and filing the Reports and preparing the information included in the Reports. The Funds' strongest control for promoting timely and accurate disclosures, therefore, is appropriate and reasonable oversight of their service providers. Accordingly, the Funds encourage each service provider involved in the process of preparing or filing a Report or preparing the information included in a Report ("Service Provider") to adopt its own internal controls and procedures governing, as applicable, the preparation and filing of Reports and the recording, processing, generation and translation of information that it provides to the Funds for inclusion in any Report ("Service Provider Procedures").

      In particular, the Funds expect each Service Provider to:

      Provide Procedures - provide to the Funds' President a copy of its Service Provider Procedures, if any;

      Provide Amendments to Procedures - promptly provide to the Funds' President a copy of any substantive changes or amendments to the Service Provider Procedures;

      Report Violations - promptly report to the Funds' President any material violations of the Service Provider Procedures (and any corrective actions taken);

      Report Important Matters - promptly report to the Funds' President any material misstatements or omissions or unfair presentations in any Report; any suspected fraud relating to a Report; and any complaints about, or suspected or perceived weaknesses, problems or breakdowns in, the Disclosure Procedures, the Service Provider Procedures or any other internal controls related to the Funds, a Report or Fund disclosure matters;

      Create Due Diligence Files - create and maintain a due diligence file, and other appropriate documentation and records for each Report; and

      Submit Requested Information - submit on a timely basis information, certifications or other documents related to a Report or Fund disclosure matters as the Funds, through their President, may reasonably request.

III.  Monitoring of Disclosure Controls

      Roles and Responsibilities. The President is primarily responsible for the proper functioning of the Disclosure Procedures and for evaluating the Disclosure Procedures under Section V below. To discharge these broad responsibilities, the President will communicate with and generally oversee the Service Providers regarding Fund disclosure matters and matters relating to the preparation and filing of Reports.

      Oversight of and Coordination with Service Providers. The President will coordinate with the Service Providers on an ongoing basis regarding the Funds' disclosure obligations, the Disclosure Procedures and the Service Provider Procedures.

      Review of Service Provider Procedures. The President will ask each Service Provider to provide a copy of its Service Provider Procedures, and any substantive changes or amendments to the Procedures as they are adopted. The President will initially and periodically thereafter review the Service Provider Procedures and any substantive changes or amendments thereto.

IV.   Material Misstatements/Omissions; Unfair Presentations; Fraud

      If the President discovers or is informed about a suspected material misstatement or omission, or an unfair presentation, in a Report, or suspected fraud in relation to a Report, the President or his delegate will investigate (or cause an appropriate Service Provider to investigate) the matter, focusing on the effectiveness of applicable controls and procedures and consulting with Service Providers or others as appropriate regarding corrective actions.

      The President will prepare a report about any such investigations (and the related findings and conclusions). The President will consider appropriate next steps, such as investigating further or reporting the matter to the Audit Committee.

V.    Evaluating the Disclosure Procedures

      Conducting the Evaluation. The President will evaluate, with the participation of and input from, as applicable, the Service Providers, the Audit Committee, and the Funds' independent auditor ("Outside Auditors"), the effectiveness of the design and operation of these Disclosure Procedures and the Service Provider Procedures. This evaluation must be completed within 90 days before any Report is filed with the SEC.

      Feedback on Controls. The Funds' President, in performing the functions of a Chief Financial Officer, will ask the Audit Committee to alert the President about any weaknesses, problems or complaints regarding financial internal controls that it receives. The President will ask each Service Provider to give notification of any weaknesses, problems or complaints regarding financial internal controls that it receives.

      Resolving Any Deficiencies in Controls. The President will promptly investigate and resolve any suspected or perceived weaknesses, problems or complaints in the design and operation of the financial internal controls, or any suspected fraud in relation to a Report on internal controls. Appropriate records will be created and maintained regarding the investigation and resolution of any such matters.

      The President will consider any deficiencies in the Disclosure Procedures, and will determine the appropriate actions to take in order to resolve such deficiencies. In making this determination, the President should consider discussing these matters further with the Audit Committee, outside legal counsel, and/or the Outside Auditors. At a minimum, however, the President will disclose to the Audit Committee and the Outside Auditors:

      Significant Deficiencies - any significant deficiencies in the design or operation of the Disclosure Procedures (or those of Service Providers), including any financial internal controls that adversely affect the Funds' ability to record, process, summarize and report financial data, and identify any material weakness in financial internal controls; and

      Fraud - any fraud, whether or not material, that involves management, a Service Provider or a Service Provider's employees who have a significant role in the Funds' financial internal controls, as well as any material weakness identified in the Funds' financial internal controls.

VI.   Miscellaneous

      Recordkeeping. The President will maintain appropriate records supporting compliance with these Disclosure Procedures and records generated or received pursuant to these Disclosure Procedures. Specifically, all substantive determinations, judgments or actions taken in relation to these Disclosure Procedures will be documented. All substantive documents created, distributed or received in relation to these Disclosure Procedures will be maintained by the President for the Funds' records.

      Amendments. The President may amend these Disclosure Procedures from time to time as appropriate. The President will report to the Board regarding any substantive amendments to these Disclosure Procedures.

      Use of Experts. The President may consult with outside legal counsel or any other external experts as necessary or appropriate in furtherance of the goals of the Disclosure Procedures.

      Delegation. When these Disclosure Procedures require a particular person to perform a task (other than actually signing the certification), it is understood that the person may reasonably delegate that task to another appropriate party.

Adopted: September 2003

ITEM 10. EXHIBITS

(a)   Not applicable at this time.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Ameritor Security Trust
--------------------------------------------------------------------------------

By (Signature and Title)* /s/ Jerome Kinney, President and Treasurer
                          ------------------------------------------

Date February 15, 2008
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jerome Kinney , President and Treasurer
                          -------------------------------------------

Date February 15, 2008
     -----------------

* Print the name and title of each signing officer under his or her signature.